24. Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	1,378,000	1,073,000
Number of shares exercised	(697,000)	(699,000)
Total number of shares in effect	2,755,000	2,539,000	2,394,000
Series B1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 30, 2014
First date of exercise		Jun. 01, 2017
Expiration date		Nov. 30, 2017
Price at the grant date | R$		R$ 0.01
Price at the end of the year | R$		R$ 0.01
Number of shares granted		239,000
Number of shares exercised		(166,000)
Number of shares not exercised by dismissal		(73,000)
Number of shares expired		0
Total number of shares in effect		0
Series C1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 30, 2014
First date of exercise		Jun. 01, 2017
Expiration date		Nov. 30, 2017
Price at the grant date | R$		R$ 83.22
Price at the end of the year | R$		R$ 83.22
Number of shares granted		239,000
Number of shares exercised		(12,000)
Number of shares not exercised by dismissal		(108,000)
Number of shares expired		(119,000)
Total number of shares in effect		0
Series B2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 29, 2015	May 29, 2015
First date of exercise	Jun. 01, 2018	Jun. 01, 2018
Expiration date	Nov. 30, 2018	Nov. 30, 2018
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	337,000	337,000
Number of shares exercised	(272,000)	(119,000)
Number of shares not exercised by dismissal	(38,000)	(37,000)
Number of shares expired	(27,000)	0
Total number of shares in effect	0	181,000
Series C2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 29, 2015	May 29, 2015
First date of exercise	Jun. 01, 2018	Jun. 01, 2018
Expiration date	Nov. 30, 2018	Nov. 30, 2018
Price at the grant date | R$	R$ 77.27	R$ 77.27
Price at the end of the year | R$	R$ 77.27	R$ 77.27
Number of shares granted	337,000	337,000
Number of shares exercised	(3,000)	0
Number of shares not exercised by dismissal	(125,000)	(71,000)
Number of shares expired	(209,000)	0
Total number of shares in effect	0	266,000
Series B3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2016	May 30, 2016
First date of exercise	May 30, 2019	May 30, 2019
Expiration date	Nov. 30, 2019	Nov. 30, 2019
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	823,000	823,000
Number of shares exercised	(281,000)	(246,000)
Number of shares not exercised by dismissal	(75,000)	(41,000)
Number of shares expired	0	0
Total number of shares in effect	467,000	536,000
Series C3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2016	May 30, 2016
First date of exercise	May 30, 2019	May 30, 2019
Expiration date	Nov. 30, 2019	Nov. 30, 2019
Price at the grant date | R$	R$ 37.21	R$ 37.21
Price at the end of the year | R$	R$ 37.21	R$ 37.21
Number of shares granted	823,000	823,000
Number of shares exercised	(274,000)	(130,000)
Number of shares not exercised by dismissal	(108,000)	(42,000)
Number of shares expired	0	0
Total number of shares in effect	441,000	651,000
Series B4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2017	May 31, 2017
First date of exercise	May 31, 2020	May 31, 2020
Expiration date	Nov. 30, 2020	Nov. 30, 2020
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	537,000	537,000
Number of shares exercised	(159,000)	(146,000)
Number of shares not exercised by dismissal	(43,000)	(11,000)
Number of shares expired	0	0
Total number of shares in effect	335,000	380,000
Series C4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2017	May 31, 2017
First date of exercise	May 31, 2020	May 31, 2020
Expiration date	Nov. 30, 2020	Nov. 30, 2020
Price at the grant date | R$	R$ 56.78	R$ 56.78
Price at the end of the year | R$	R$ 56.78	R$ 56.78
Number of shares granted	537,000	537,000
Number of shares exercised	(157,000)	(1,000)
Number of shares not exercised by dismissal	(44,000)	(11,000)
Number of shares expired	0	0
Total number of shares in effect	336,000	525,000
Series B3 - Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2018
First date of exercise	May 30, 2019
Expiration date	Nov. 30, 2019
Price at the grant date | R$	R$ 0.01
Price at the end of the year | R$	R$ 0.01
Number of shares granted	95,000
Number of shares exercised	0
Number of shares not exercised by dismissal	0
Number of shares expired	0
Total number of shares in effect	95,000
Series C3 - Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2018
First date of exercise	May 30, 2019
Expiration date	Nov. 30, 2019
Price at the grant date | R$	R$ 56.83
Price at the end of the year | R$	R$ 56.83
Number of shares granted	95,000
Number of shares exercised	0
Number of shares not exercised by dismissal	0
Number of shares expired	0
Total number of shares in effect	95,000
Series B5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2018
First date of exercise	May 31, 2021
Expiration date	Nov. 30, 2021
Price at the grant date | R$	R$ 0.01
Price at the end of the year | R$	R$ 0.01
Number of shares granted	499,000
Number of shares exercised	(1,000)
Number of shares not exercised by dismissal	(5,000)
Number of shares expired	0
Total number of shares in effect	493,000
Series B5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2018
First date of exercise	Jun. 30, 2018
Expiration date	Jun. 30, 2018
Price at the grant date | R$	R$ 0.01
Price at the end of the year | R$	R$ 0.01
Number of shares granted	95,000
Number of shares exercised	(95,000)
Number of shares not exercised by dismissal	0
Number of shares expired	0
Total number of shares in effect	0
Series C5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2018
First date of exercise	May 31, 2021
Expiration date	Nov. 30, 2021
Price at the grant date | R$	R$ 62.61
Price at the end of the year | R$	R$ 62.61
Number of shares granted	499,000
Number of shares exercised	(1,000)
Number of shares not exercised by dismissal	(5,000)
Number of shares expired	0
Total number of shares in effect	493,000
Series C5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2018
First date of exercise	Jun. 30, 2018
Expiration date	Jun. 30, 2018
Price at the grant date | R$	R$ 62.61
Price at the end of the year | R$	R$ 62.61
Number of shares granted	95,000
Number of shares exercised	(95,000)
Number of shares not exercised by dismissal	0
Number of shares expired	0
Total number of shares in effect	0
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	4,772,000	3,872,000
Number of shares exercised	(1,338,000)	(820,000)
Number of shares not exercised by dismissal	(443,000)	(394,000)
Number of shares expired	(236,000)	(119,000)
Total number of shares in effect	2,755,000	2,539,000